Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [Abstract]
Contingent Liabilities And Commitments

40. CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Confirmed guarantees
Guarantee for loans	125,870	89,699
Acceptances	371,525	391,688
Guarantees in acceptances of imported goods	158,179	224,746
Other confirmed guarantees	6,452,791	6,982,889

Sub-total	7,108,365	7,689,022

Unconfirmed guarantees
Local letters of credit	305,057	193,096
Letters of credit	3,322,731	3,081,390
Other unconfirmed guarantees	669,677	771,378

Sub-total	4,297,465	4,045,864

Commercial paper purchase commitments and others	1,260,587	884,031

Total	12,666,417	12,618,917

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Loan commitments	97,796,704	103,651,674
Other commitments	5,041,314	5,993,608

(3) Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	December 31, 2018		December 31, 2019
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases(*)	77 cases	154 cases	119 cases	415 cases
Amount of litigation	494,645	246,826	291,880	391,362
Provisions for litigations	17,925		27,029

(*)	The number of lawsuits as of December 31, 2018 and 2019 does not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.

(4)

Recently, the FSS announced ‘Results of interim inspection of Lime Asset Management Co., Ltd and future countermeasures’ regarding the deferment of the redemption of Lime Asset Management Co., Ltd. The status of the sale of the Lime Asset Management Co., Ltd. operation deferral fund of the Group is 357.7 billion Won for 1,640 accounts as of the end of December 2019. Currently, a full-time management team is dispatched to monitor the implementation of the normal repurchase and management plan of lime and proper performance of internal control work.

(5)

The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd (formerly Kukje Asset Trust Co., Ltd) to acquire 44.5% interest (58.6% of voting rights) during July, 2019, and to acquire additional 21.3% interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and is planning to acquire the interest of the second sales agreement after a certain period. In regards to this acquisition, the Group recognized 111,242 million as other financial liabilities for the second sales agreement.